SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Equipment and Software (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Deferred Transaction Costs	$ 4,102	$ 0
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Vehicles and vehicle hardware | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Vehicles and vehicle hardware | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of useful life or lease term
Developed software | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years
Developed software | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years